FARMLAND LEASE PAYABLE (Details Narrative) - Lease Agreements [Member] - Duncha [Member]	1 Months Ended
Jun. 30, 2013 USD ($)
Total consideration for lease payable	$ 1,101,895
Lease term	30 years
Lease term description	The term of 30 years from 2013 to 2043
Lease payment description	The Company paid $300,756 in 2013 and delayed the payment of the remaining balance because the farmland was affected by typhoon subsequently